Consolidated Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.42%
Australia–25.21%
Aeris Resources Ltd.(a)	785,714	$237,120
Alkane Resources Ltd.(a)	11,530,000	6,405,111
Allkem Ltd.(a)	510,000	4,066,788
Bellevue Gold Ltd.(a)	28,133,252	16,764,264
Calix Ltd.(a)	50,000	221,802
Centaurus Metals Ltd.(a)	1,100,000	763,130
Chalice Mining Ltd.(a)	11,781,692	40,110,745
De Grey Mining Ltd.(a)	62,537,305	39,462,110
Evolution Mining Ltd.	31,668,806	59,025,015
Firefinch Ltd.(a)(b)	12,910,104	1,443,247
Gold Road Resources Ltd.	27,413,275	26,987,393
Jervois Global Ltd.(a)	20,250,000	5,679,888
Lake Resources NL(a)	500,000	286,155
Lynas Rare Earths Ltd.(a)	2,220,000	13,599,576
Newcrest Mining Ltd.	30,000	408,195
Northern Star Resources Ltd.	16,498,895	91,608,927
OceanaGold Corp.(a)	14,460,300	26,310,959
Pantoro Ltd.(a)	17,958,979	2,393,708
Perseus Mining Ltd.	13,370,000	15,990,381
Pilbara Minerals Ltd.(a)	5,380,000	10,549,747
Predictive Discovery Ltd.(a)	38,373,029	6,467,301
Ramelius Resources Ltd.	25,468,612	19,366,572
Red 5 Ltd.(a)	24,448,043	4,536,598
Rumble Resources Ltd.(a)	13,211,974	2,316,821
Silver Lake Resources Ltd.(a)	19,331,900	19,725,000
SolGold PLC(a)	19,800,000	6,131,576
Tietto Minerals Ltd.(a)	7,000,000	2,361,611
Westgold Resources Ltd.(c)	25,524,853	23,403,116
		446,622,856
Bosnia Hercegovina–0.15%
Adriatic Metals PLC, CDI(a)	1,870,000	2,693,026
Brazil–2.19%
Wheaton Precious Metals Corp.	1,133,035	38,863,100
Burkina Faso–1.62%
Endeavour Mining PLC	1,452,966	28,661,060
Canada–49.83%
Agnico Eagle Mines Ltd.(d)	1,403,595	60,340,549
Agnico Eagle Mines Ltd.(d)	504,774	21,703,843
Alamos Gold, Inc., Class A	3,341,108	26,361,342
Alexco Resource Corp.(a)	7,200,905	3,679,663
Arizona Metals Corp.(a)	3,795,300	12,981,464
Artemis Gold, Inc.(a)	4,574,889	18,148,792
Aya Gold & Silver, Inc.(a)	2,925,082	16,857,682
B2Gold Corp.	9,922,000	34,826,220
Barrick Gold Corp.(e)	5,505,899	86,662,851
Calibre Mining Corp., Class C(a)	13,683,534	11,326,810
Cameco Corp.	688,000	17,729,760
Centerra Gold, Inc.	920,000	5,725,977
Coppernico Metals, Inc.(b)	3,028,200	1,438,395
Dundee Precious Metals, Inc.	1,040,000	5,027,215
Equinox Gold Corp.(a)	4,357,278	19,433,460
Shares		Value
Canada–(continued)
Filo Mining Corp.(a)	26,000	$367,092
Franco-Nevada Corp.	123,302	15,780,190
Hudbay Minerals, Inc.	3,910,000	15,053,500
i-80 Gold Corp.(a)	345,000	654,680
IAMGOLD Corp.(a)	6,769,000	11,236,540
Ivanhoe Mines Ltd., Class A(a)	9,735,346	60,515,680
K92 Mining, Inc.(a)	7,882,630	49,183,721
Karora Resources, Inc.(a)(c)	10,543,332	27,582,025
Kinross Gold Corp.	5,723,825	19,518,243
Liberty Gold Corp.(a)	7,101,518	2,675,790
Lion One Metals Ltd.(a)	6,235,842	6,695,781
Lithium Americas Corp.(a)	356,000	9,045,960
Lundin Gold, Inc.(a)	4,378,815	29,236,553
MAG Silver Corp.(a)	1,318,522	18,353,826
Marathon Gold Corp.(a)	1,950,000	2,634,415
Maverix Metals, Inc.	1,488,100	6,321,709
Minera Alamos, Inc.(a)	18,408,743	7,115,949
New Gold, Inc.(a)	17,225,500	14,076,679
Novagold Resources, Inc.(a)	470,000	2,293,600
Orla Mining Ltd.(a)	5,011,621	15,106,678
Osino Resources Corp.(a)	5,621,409	3,248,481
Osino Resources Corp.(b)	160,000	92,460
Osisko Gold Royalties Ltd.	2,463,739	25,746,073
Pan American Silver Corp.	1,279,382	26,009,836
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,495,065
Pure Gold Mining, Inc.(a)	20,871,734	1,874,389
Rupert Resources Ltd.(a)	3,183,812	10,094,316
Sandstorm Gold Ltd.	4,439,055	26,412,377
Sierra Metals, Inc.	5,217,549	3,096,589
SilverCrest Metals, Inc.(a)	3,226,667	22,022,623
Skeena Resources Ltd.(a)	2,074,336	11,420,147
Solaris Resources, Inc.(a)	1,291,200	7,269,964
SSR Mining, Inc.	2,055,333	33,830,781
Torex Gold Resources, Inc.(a)	101,000	769,006
Triple Flag Precious Metals Corp.	213,766	2,510,672
Tudor Gold Corp.(a)	1,834,214	2,392,048
Victoria Gold Corp.(a)	1,483,000	11,801,000
Wesdome Gold Mines Ltd.(a)	4,580,000	36,838,858
		882,617,319
China–4.42%
Ganfeng Lithium Co. Ltd., H Shares(f)	5,164,320	46,954,190
Zijin Mining Group Co. Ltd., H Shares	26,630,000	31,390,647
		78,344,837
Colombia–0.22%
GCM Mining Corp.	1,369,169	3,977,438
Indonesia–1.20%
Nickel Industries Ltd.	27,781,112	21,200,216
Netherlands–0.02%
Meridian Mining UK Societas(a)	769,889	300,609

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
South Africa–2.74%
Gold Fields Ltd., ADR	2,976,241	$27,381,417
Sibanye Stillwater Ltd., ADR	2,122,587	21,098,515
		48,479,932
Turkey–0.99%
Eldorado Gold Corp.(a)	2,857,802	17,604,060
United Republic of Tanzania–0.56%
AngloGold Ashanti Ltd., ADR	668,100	9,827,751
United States–10.07%
Century Aluminum Co.(a)	425,800	3,359,562
Cleveland-Cliffs, Inc.(a)	350,100	6,200,271
Coeur Mining, Inc.(a)	2,350,000	7,543,500
Danimer Scientific, Inc.(a)	756,200	3,493,644
Freeport-McMoRan, Inc.	219,000	6,909,450
Gatos Silver, Inc.(a)	1,808,076	6,726,043
Hecla Mining Co.	1,180,000	5,345,400
Newmont Corp.(e)	1,871,214	84,728,570
Piedmont Lithium, Inc.(a)	169,000	7,640,490
Royal Gold, Inc.	290,600	30,446,162
Tronox Holdings PLC, Class A	1,024,000	15,984,640
		178,377,732
Shares		Value
Zambia–0.20%
First Quantum Minerals Ltd.	193,000	$3,526,766
Total Common Stocks & Other Equity Interests (Cost $1,738,185,011)		1,761,096,702
Exchange-Traded Funds–0.28%
United States–0.28%
SPDR ® Gold Trust–ETF(a) (Cost $4,979,309)	30,000	4,923,000
Money Market Funds–1.41%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(g)	8,762,804	8,762,804
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(c)(g)	6,232,734	6,232,734
Invesco Treasury Portfolio, Institutional Class, 1.66%(c)(g)	10,014,633	10,014,633
Total Money Market Funds (Cost $25,009,482)		25,010,171
TOTAL INVESTMENTS IN SECURITIES—101.11% (Cost $1,768,173,802)		1,791,029,873
OTHER ASSETS LESS LIABILITIES–(1.11)%		(19,726,192)
NET ASSETS–100.00%		$1,771,303,681
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,271,907	$16,808,347	$(26,317,450)	$-	$-	$8,762,804	$37,750
Invesco Liquid Assets Portfolio, Institutional Class	13,023,355	12,005,962	(18,798,178)	(311)	1,906	6,232,734	16,954
Invesco Treasury Portfolio, Institutional Class	20,882,179	19,209,539	(30,077,085)	-	-	10,014,633	24,302
Investments in Other Affiliates:
Karora Resources, Inc.	52,574,624	1,122,655	-	(26,115,254)	-	27,582,025	-
Osino Resources Corp.*	6,835,964	-	(1,378,432)	(1,625,428)	(583,623)	3,248,481	-
Westgold Resources Ltd.	29,053,879	-	-	(5,650,763)	-	23,403,116	-
Total	$140,641,908	$49,146,503	$(76,571,145)	$(33,391,756)	$(581,717)	$79,243,793	$79,006

*	At July 31, 2022, this security was was no longer an affiliate of the Fund.

(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented 2.65% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	11/18/2022	4,000	CAD	64.00	CAD	25,600,000	$(623,170)
Agnico Eagle Mines Ltd.	Call	12/16/2022	3,000	USD	55.00	USD	16,500,000	(420,000)
Alamos Gold, Inc.	Call	09/16/2022	2,000	USD	10.00	USD	2,000,000	(20,000)
AngloGold Ashanti Ltd.	Call	10/21/2022	3,000	USD	30.00	USD	9,000,000	(30,000)
B2Gold Corp.	Call	10/21/2022	2,000	USD	7.50	USD	1,500,000	(5,000)
Cameco Corp.	Call	12/16/2022	6,800	USD	30.00	USD	20,400,000	(1,281,800)
Cleveland-Cliffs, Inc.	Call	10/21/2022	3,500	USD	20.00	USD	7,000,000	(383,250)
Danimer Scientific, Inc.	Call	11/18/2022	4,000	USD	10.00	USD	4,000,000	(20,000)
Eldorado Gold Corp.	Call	10/21/2022	3,000	USD	14.00	USD	4,200,000	(112,500)
Endeavour Mining PLC	Call	11/18/2022	2,000	CAD	27.00	CAD	5,400,000	(161,649)
Equinox Gold Corp.	Call	01/20/2023	2,000	USD	5.00	USD	1,000,000	(113,941)
First Quantum Minerals Ltd.	Call	08/19/2022	1,000	CAD	44.00	CAD	4,400,000	(1,952)
Franco-Nevada Corp.	Call	10/21/2022	1,200	USD	135.00	USD	16,200,000	(624,000)
Freeport-McMoRan, Inc.	Call	01/20/2023	2,000	USD	40.00	USD	8,000,000	(330,000)
Gatos Silver, Inc.	Call	08/19/2022	2,000	USD	15.00	USD	3,000,000	(15,000)
IAMGOLD Corp.	Call	09/16/2022	3,000	USD	4.00	USD	1,200,000	(37,500)
Ivanhoe Mines Ltd.	Call	09/16/2022	3,000	CAD	13.00	CAD	3,900,000	(15,228)
K92 Mining, Inc.	Call	12/16/2022	9,000	CAD	9.00	CAD	8,100,000	(491,976)
Lithium Americas Corp.	Call	11/18/2022	3,500	USD	30.00	USD	10,500,000	(796,250)
MAG Silver Corp.	Call	11/18/2022	7,000	USD	15.00	USD	10,500,000	(980,000)
New Gold, Inc.	Call	11/18/2022	5,000	USD	2.00	USD	1,000,000	(12,500)
Osisko Gold Royalties Ltd.	Call	10/21/2022	2,000	USD	15.00	USD	3,000,000	(125,000)
Pan American Silver Corp.	Call	10/21/2022	5,652	USD	21.00	USD	11,869,200	(918,450)
Piedmont Lithium, Inc.	Call	10/21/2022	1,600	USD	50.00	USD	8,000,000	(736,000)
Royal Gold, Inc.	Call	10/21/2022	2,000	USD	125.00	USD	25,000,000	(300,000)
Sandstorm Gold Ltd.	Call	09/16/2022	5,000	USD	10.00	USD	5,000,000	(25,000)
Sibanye Stillwater Ltd.	Call	01/20/2023	2,000	USD	12.50	USD	2,500,000	(125,000)
SPDR Gold Shares	Call	10/21/2022	300	USD	160.00	USD	4,800,000	(237,000)
SSR Mining, Inc.	Call	12/16/2022	3,000	USD	19.00	USD	5,700,000	(322,500)
Tronox Holdings PLC	Call	11/18/2022	700	USD	19.00	USD	5,700,000	(240,000)
Tronox Holdings PLC	Call	08/19/2022	3,000	USD	27.00	USD	1,890,000	(26,250)
Wesdome Gold Mines Ltd.	Call	11/18/2022	4,000	CAD	11.00	CAD	4,400,000	(210,847)
Wheaton Precious Metals Corp.	Call	10/21/2022	3,000	USD	37.00	USD	11,100,000	(450,000)
Subtotal – Equity Call Options Written								(10,191,763)
Equity Risk
Agnico Eagle Mines Ltd.	Put	12/16/2022	2,000	USD	35.00	USD	7,000,000	(315,000)
AngloGold Ashanti Ltd.	Put	10/21/2022	3,300	USD	19.00	USD	6,270,000	(1,534,500)
B2Gold Corp.	Put	10/21/2022	2,000	USD	5.00	USD	1,000,000	(310,000)
Barrick Gold Corp.	Put	08/19/2022	1,756	USD	23.00	USD	4,038,800	(1,273,100)
Cameco Corp.	Put	09/16/2022	2,000	USD	23.00	USD	4,600,000	(178,000)
Century Aluminum Co.	Put	08/19/2022	463	USD	17.00	USD	787,100	(421,330)
Century Aluminum Co.	Put	09/16/2022	529	USD	18.00	USD	952,200	(544,870)
Cleveland-Cliffs, Inc.	Put	10/21/2022	2,000	USD	20.00	USD	4,000,000	(660,000)
Coeur Mining, Inc.	Put	09/16/2022	3,000	USD	4.00	USD	1,200,000	(270,000)
Eldorado Gold Corp.	Put	10/21/2022	1,737	USD	11.00	USD	1,910,700	(842,445)
Endeavour Mining PLC	Put	11/18/2022	1,000	CAD	23.00	CAD	2,300,000	(86,682)
First Quantum Minerals Ltd.	Put	08/19/2022	2,000	CAD	32.00	CAD	6,400,000	(1,347,077)
Franco-Nevada Corp.	Put	10/21/2022	1,000	USD	135.00	USD	13,500,000	(1,175,000)
Freeport-McMoRan, Inc.	Put	09/16/2022	2,000	USD	37.00	USD	7,400,000	(1,180,000)
Gatos Silver, Inc.	Put	08/19/2022	2,724	USD	7.50	USD	2,043,000	(1,075,980)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Gold Fields Ltd.	Put	10/21/2022	3,000	USD	13.00	USD	3,900,000	$(1,200,000)
Hecla Mining Co.	Put	09/16/2022	3,000	USD	6.00	USD	1,800,000	(459,000)
Kinross Gold Corp.	Put	08/19/2022	1,996	USD	5.00	USD	998,000	(317,364)
Kinross Gold Corp.	Put	08/19/2022	1,925	USD	7.00	USD	1,347,500	(688,188)
MAG Silver Corp.	Put	11/18/2022	2,000	USD	15.00	USD	3,000,000	(460,000)
Newmont Corp.	Put	08/19/2022	600	USD	72.50	USD	4,350,000	(1,632,000)
Newmont Corp.	Put	12/16/2022	1,000	USD	35.00	USD	3,500,000	(98,500)
Osisko Gold Royalties Ltd.	Put	10/21/2022	1,216	USD	12.50	USD	1,520,000	(276,640)
Pan American Silver Corp.	Put	10/21/2022	1,000	USD	21.00	USD	2,100,000	(227,500)
Piedmont Lithium, Inc.	Put	10/21/2022	1,000	USD	30.00	USD	3,000,000	(102,500)
Royal Gold, Inc.	Put	10/21/2022	1,300	USD	90.00	USD	11,700,000	(243,750)
Sandstorm Gold Ltd.	Put	09/16/2022	2,000	USD	7.00	USD	1,400,000	(230,000)
Sibanye Stillwater Ltd.	Put	01/20/2023	1,000	USD	10.00	USD	1,000,000	(161,967)
SPDR Gold Shares	Put	10/21/2022	300	USD	160.00	USD	4,800,000	(82,650)
SSR Mining, Inc.	Put	12/16/2022	1,000	USD	15.00	USD	1,500,000	(127,500)
Tronox Holdings PLC	Put	08/19/2022	2,000	USD	16.00	USD	3,200,000	(180,000)
Victoria Gold Corp.	Put	08/19/2022	3,000	CAD	14.00	CAD	4,200,000	(896,099)
Wesdome Gold Mines Ltd.	Put	11/18/2022	2,000	CAD	9.00	CAD	1,800,000	(62,473)
Subtotal – Equity Put Options Written								(18,660,115)
Total Open Exchange-Traded Equity Options Written								$(28,851,878)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/03/2022	State Street Bank & Trust Co.	CAD	839,615	USD	656,097	$432
Currency Risk
08/02/2022	State Street Bank & Trust Co.	CAD	1,004,499	USD	784,320	(108)
Total Forward Foreign Currency Contracts						$324

Abbreviations:
CAD	—Canadian Dollar
SPDR	—Standard & Poor’s Depositary Receipt
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$26,310,959	$418,868,650	$1,443,247	$446,622,856
Bosnia Hercegovina	—	2,693,026	—	2,693,026
Brazil	38,863,100	—	—	38,863,100
Burkina Faso	28,661,060	—	—	28,661,060
Canada	881,086,464	—	1,530,855	882,617,319
China	—	78,344,837	—	78,344,837
Colombia	3,977,438	—	—	3,977,438
Indonesia	—	21,200,216	—	21,200,216
Netherlands	300,609	—	—	300,609
South Africa	48,479,932	—	—	48,479,932
Turkey	17,604,060	—	—	17,604,060
United Republic of Tanzania	9,827,751	—	—	9,827,751
United States	183,300,732	—	—	183,300,732
Zambia	3,526,766	—	—	3,526,766
Money Market Funds	25,010,171	—	—	25,010,171
Total Investments in Securities	1,266,949,042	521,106,729	2,974,102	1,791,029,873
Other Investments - Assets*
Forward Foreign Currency Contracts	—	432	—	432
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(108)	—	(108)
Options Written	(28,851,878)	—	—	(28,851,878)
	(28,851,878)	(108)	—	(28,851,986)
Total Other Investments	(28,851,878)	324	—	(28,851,554)
Total Investments	$1,238,097,164	$521,107,053	$2,974,102	$1,762,178,319

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Option Written are shown at value.
Invesco Gold & Special Minerals Fund